Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Deposits From Banking Clients [Line Items]
Total	¥ 50,440,210
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	32,195,172
Due after one year through two years	1,912,770
Due after two years through three years	1,243,980
Due after three years through four years	342,948
Due after four years through five years	412,261
Due after five years	133,735
Total	36,240,866
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	14,157,187
Due after one year through two years	27,895
Due after two years through three years	9,528
Due after three years through four years	1,102
Due after four years through five years	3,240
Due after five years	392
Total	14,199,344
Time deposits
Deposits From Banking Clients [Line Items]
Total	37,684,433
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	24,079,640
Due after one year through two years	1,910,790
Due after two years through three years	1,243,980
Due after three years through four years	342,948
Due after four years through five years	412,261
Due after five years	133,735
Total	28,123,354
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	9,526,641
Due after one year through two years	20,176
Due after two years through three years	9,528
Due after three years through four years	1,102
Due after four years through five years	3,240
Due after five years	392
Total	9,561,079
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	12,755,777
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	8,115,532
Due after one year through two years	1,980
Total	8,117,512
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	4,630,546
Due after one year through two years	7,719
Total	¥ 4,638,265